Significant Concentrations of Credit Risk - Additional Information (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Concentration Risk [Line Items]
Concentration of risk description	No concentration with a single obligor exceeded 1% of the Company's consolidated total assets.
Investment Concentration Risk | Assets | Trading securities
Concentration Risk [Line Items]
Concentration risk , percentage	6.60%	10.40%
Transportation equipment | Assets
Concentration Risk [Line Items]
Concentration risk , percentage	11.00%	9.40%
Consumer - Housing loans | Assets
Concentration Risk [Line Items]
Concentration risk , percentage	10.30%	9.30%
Japan | Geographic Concentration Risk | Assets
Concentration Risk [Line Items]
Concentration risk , percentage	78.00%	80.00%
Credit exposures on a geographic basis	¥ 6,104	¥ 6,601
United States | Geographic Concentration Risk | Assets
Concentration Risk [Line Items]
Credit exposures on a geographic basis	¥ 848	¥ 764